Restructuring	12 Months Ended
Dec. 31, 2012
Restructuring Costs and Asset Impairment Charges [Abstract]
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
16.	Restructuring:

On March 19, 2012, the Company reduced its workforce in response to Merck’s decision to discontinue further development of vernakalant (oral). On July 9, 2012, the Company further reduced its workforce by eliminating positions focused on internal research activities along with certain supporting functions.

The Company estimated costs relating to employee severance and benefit arrangements, net of reversal of $276 of stock-based compensation relating to forfeiture of unvested options by terminated employees, to total $5,553. Such costs have been fully recognized during the year ended December 31, 2012. As at December 31, 2012, $320 of the recognized charges remained in accounts payable and accrued liabilities and is expected to be paid by the end of the first quarter of 2013.

As a result of the workforce reductions, the Company exited certain redundant leased facilities and terminated certain contracts. Idle-use expense and other charges recognized in the year ended December 31, 2012 were $3,770. These charges included $342 of lease termination costs settled by the issuance of common shares (note 11) and other non-cash items, and were partially offset by the immediate recognition of $426 of deferred leasehold inducement. Total idle-use expense and other charges of $247 accrued at December 31, 2012 are expected to be settled by the end of the second quarter of 2013, with the exception of the liability associated with the Company’s redundant leased-facility, which will be substantially settled by the end of the first quarter of 2014.

Total asset impairment charges of $717 recorded in the year ended December 31, 2012 relate to leasehold improvements and certain computer and office equipment impaired as a result of the workforce reductions (note 6). The Company also accelerated its depreciation of leasehold improvements on certain leased facilities terminated in advance of the expiration date (note 13 (a)) and included these charges as part of amortization.

The following table summarizes the provisions related to the restructuring for the year ended December 31, 2012:

	Employee termination benefits	Idle-use expense and other charges	Asset impairments	Total

Restructuring expense recognized	5,553	3,770	717	10,040
Payments made	(5,509)	(3,462)	-	(8,971)
Non-cash items	276	(61)	(717)	(502)
Total restructuring accrual as of December 31, 2012	320	247	-	567